Document and Entity Information (CAD)	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Document And Entity Information [Abstract]
Document Type	6-K
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Entity Registrant Name	Canadian National Railway Company
Entity Central Index Key	0000016868
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	428,385,834
Entity Public Float		37,306,702,341
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY